Schedule of Investments (unaudited)
July 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 93.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	4,714,175	$500,881,094
Total Investment Companies (Cost: $519,394,438)		500,881,094
Short-Term Securities
Money Market Funds — 49.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(a)(c)(d)	233,326,916	233,396,914
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.65%(a)(c)	32,520,000	32,520,000
Total Short-Term Securities — 49.5% (Cost: $265,898,153)		265,916,914
Total Investments in Securities — 142.8% (Cost: $785,292,591)		766,798,008
Liabilities in Excess of Other Assets — (42.8)%		(229,734,462)
Net Assets — 100.0%		$537,063,546

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$219,140,443	$14,289,611 (a)	$—	$(23,096)	$(10,044)	$233,396,914	233,326,916	$1,151,185 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,810,000	11,710,000 (a)	—	—	—	32,520,000	32,520,000	766,023	—
iShares iBoxx $ Investment Grade Corporate Bond ETF	508,337,451	276,704,062	(260,962,553)	7,576,168	(30,774,034)	500,881,094	4,714,175	17,578,084	—
				$7,553,072	$(30,784,078)	$766,798,008		$19,495,292	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Derivative Financial Instruments Outstanding as of Period End
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.00%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/07/26	USD	3,800	$37,891	$2	$37,889
0.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/22/27	USD	55,232	2,211,324	(27,085)	2,238,409
1.19%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/20/28	USD	22,300	1,383,479	93	1,383,386
3.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/28/28	USD	15,000	302,073	94	301,979
3.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/29	USD	2,000	51,464	13	51,451
3.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/29	USD	2,000	54,715	13	54,702
3.21%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/29	USD	2,500	67,521	16	67,505
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/30	USD	2,265	73,952	19	73,933
0.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/19/30	USD	25,400	3,285,064	(261,576)	3,546,640
3.38%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/20/30	USD	5,000	148,275	43	148,232
3.31%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/26/30	USD	4,000	130,094	35	130,059
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/28/30	USD	10,000	337,884	85	337,799
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/30	USD	8,154	275,553	70	275,483
1.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/12/31	USD	13,180	1,584,482	98,959	1,485,523
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/27/31	USD	4,600	94,947	42	94,905
1.03%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/23/31	USD	1,000	142,006	9	141,997
1.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/23/31	USD	5,000	653,309	(61,469)	714,778
3.23%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/31	USD	3,000	125,021	31	124,990
3.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/31	USD	1,000	43,347	10	43,337
3.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/31	USD	2,000	79,594	21	79,573
1.24%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/15/31	USD	18,300	2,551,533	176	2,551,357
1.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/17/31	USD	3,100	427,440	30	427,410
3.63%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/32	USD	1,000	27,036	12	27,024
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/14/32	USD	5,000	158,349	1,559	156,790
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/32	USD	7,359	325,882	(13,288)	339,170
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/11/32	USD	4,100	180,425	50	180,375
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/02/32	USD	2,500	93,051	31	93,020
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/10/32	USD	1,682	63,008	21	62,987

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/32	USD	1,676	$71,246	$20	$71,226
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/32	USD	2,976	126,321	37	126,284
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/13/32	USD	3,900	143,346	48	143,298
3.43%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/26/32	USD	3,000	124,990	37	124,953
3.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/28/32	USD	10,000	432,491	125	432,366
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/32	USD	9,669	420,991	121	420,870
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/11/32	USD	3,100	99,724	38	99,686
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/26/32	USD	3,500	112,933	44	112,889
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/12/33	USD	7,000	250,355	90	250,265
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/10/33	USD	6,778	257,297	88	257,209
3.69%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/17/33	USD	3,276	95,728	43	95,685
3.42%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/24/33	USD	1,000	46,450	11	46,439
3.99%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/05/33	USD	3,384	41,357	45	41,312
3.97%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/08/33	USD	1,300	17,137	17	17,120
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/33	USD	1,500	59,042	18	59,024
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/14/33	USD	3,300	28,390	44	28,346
4.04%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/33	USD	2,500	23,459	34	23,425
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/18/33	USD	1,500	57,323	19	57,304
4.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/27/33	USD	5,200	435	71	364
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/28/33	USD	800	35,628	10	35,618
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/34	USD	400	14,303	5	14,298
3.37%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/34	USD	1,000	58,560	14	58,546
3.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/34	USD	2,000	132,458	29	132,429
3.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/34	USD	1,000	67,461	15	67,446
3.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/34	USD	1,000	64,736	14	64,722
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/34	USD	1,000	61,632	15	61,617
3.74%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/05/35	USD	3,500	129,120	53	129,067
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/35	USD	1,000	36,161	16	36,145
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/26/35	USD	1,000	39,831	16	39,815

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.91%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/35	USD	26,000	$6,634,285	$(445,820)	$7,080,105
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/02/35	USD	2,200	102,570	35	102,535
3.66%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/10/35	USD	1,874	87,238	30	87,208
3.57%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/35	USD	1,243	66,062	20	66,042
3.56%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/35	USD	1,844	99,527	30	99,497
3.65%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/03/35	USD	1,914	90,294	31	90,263
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/20/35	USD	3,500	160,365	56	160,309
3.66%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/24/35	USD	1,000	47,506	16	47,490
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/26/35	USD	2,200	112,104	36	112,068
3.59%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/28/35	USD	7,000	367,718	114	367,604
3.58%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/35	USD	7,337	392,387	119	392,268
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/20/36	USD	2,336	93,233	39	93,194
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/09/36	USD	5,000	167,137	84	167,053
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/20/36	USD	1,831	61,455	31	61,424
4.05%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/14/36	USD	3,100	60,787	52	60,735
4.14%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/17/36	USD	3,000	38,040	52	37,988
4.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/27/36	USD	3,900	8,693	67	8,626
4.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/03/36	USD	2,600	10,051	44	10,007
1.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/15/36	USD	6,400	1,582,725	98	1,582,627
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/18/38	USD	1,000	78,024	18	78,006
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/39	USD	500	30,647	9	30,638
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/11/39	USD	500	32,312	9	32,303
3.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/39	USD	1,000	90,847	19	90,828
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/39	USD	1,000	106,608	19	106,589
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/39	USD	400	42,975	8	42,967
3.31%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/11/39	USD	800	87,347	15	87,332
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/23/39	USD	1,000	61,187	19	61,168
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/04/39	USD	1,000	66,839	19	66,820
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/05/40	USD	1,800	113,541	36	113,505

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/40	USD	688	$46,612	$14	$46,598
1.11%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/19/40	USD	20,700	7,341,845	325,953	7,015,892
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/40	USD	1,394	97,627	28	97,599
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/40	USD	2,919	192,151	60	192,091
4.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/27/41	USD	1,900	11,831	40	11,791
3.47%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/18/43	USD	1,200	147,040	30	147,010
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/31/43	USD	1,000	86,384	25	86,359
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/14/43	USD	500	41,952	12	41,940
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/28/43	USD	1,000	119,999	26	119,973
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/24/44	USD	1,000	91,191	25	91,166
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/44	USD	500	43,627	12	43,615
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/14/44	USD	500	43,074	13	43,061
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/26/44	USD	300	21,440	8	21,432
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/15/44	USD	500	44,793	13	44,780
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/28/44	USD	700	54,138	18	54,120
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/02/44	USD	300	26,353	8	26,345
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/07/44	USD	800	64,072	21	64,051
3.41%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/44	USD	400	55,126	11	55,115
3.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/05/44	USD	500	66,503	13	66,490
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/44	USD	1,000	145,812	27	145,785
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/44	USD	200	29,174	5	29,169
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/44	USD	600	88,888	16	88,872
3.41%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/44	USD	1,500	208,107	40	208,067
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/14/44	USD	1,000	104,765	26	104,739
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/44	USD	1,500	132,653	39	132,614
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/44	USD	750	65,322	19	65,303
3.78%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/44	USD	800	74,206	22	74,184
3.89%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/44	USD	1,000	78,842	27	78,815
3.81%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/05/45	USD	800	71,936	21	71,915

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
0.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/30/45	USD	19,747	$9,218,401	$107,522	$9,110,879
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/45	USD	400	29,122	11	29,111
3.95%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/45	USD	1,414	106,139	(14,598)	120,737
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/45	USD	1,121	98,619	30	98,589
3.90%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/45	USD	568	46,177	16	46,161
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/27/45	USD	747	62,598	20	62,578
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/45	USD	959	81,202	26	81,176
3.96%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/03/45	USD	776	57,871	21	57,850
3.94%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/45	USD	4,492	345,315	123	345,192
4.13%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/27/46	USD	2,600	136,376	72	136,304
4.16%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/46	USD	1,000	49,498	28	49,470
4.26%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/46	USD	1,132	41,593	31	41,562
4.46%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/27/46	USD	2,400	23,331	67	23,264
4.49%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/03/46	USD	1,000	6,156	28	6,128
3.34%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/49	USD	700	120,486	22	120,464
3.39%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/05/49	USD	600	99,327	19	99,308
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/49	USD	1,200	217,049	37	217,012
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/10/49	USD	400	72,182	12	72,170
3.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/49	USD	700	127,560	22	127,538
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/49	USD	1,000	170,587	31	170,556
1.06%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/50	USD	16,655	8,570,705	(385,723)	8,956,428
1.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/19/50	USD	14,550	7,233,598	1,047,397	6,186,201
1.29%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/07/51	USD	3,700	1,814,287	116	1,814,171
3.13%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/27/53	USD	900	197,437	26	197,411
3.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/05/53	USD	1,200	255,112	35	255,077
3.27%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/07/53	USD	1,000	194,747	33	194,714
3.35%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/28/53	USD	700	128,547	24	128,523
3.52%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/12/54	USD	500	78,646	17	78,629
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/19/54	USD	550	79,605	19	79,586

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	01/25/54	USD	700	$93,836	$24	$93,812
3.51%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/06/54	USD	600	95,014	21	94,993
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/54	USD	700	99,826	24	99,802
3.64%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/14/54	USD	600	82,840	21	82,819
3.53%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/07/54	USD	350	54,561	12	54,549
3.60%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/15/54	USD	900	130,381	31	130,350
3.72%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/25/54	USD	400	50,348	14	50,334
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/28/54	USD	200	26,692	7	26,685
3.70%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/28/54	USD	600	77,565	21	77,544
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/02/54	USD	200	28,575	7	28,568
3.75%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/04/54	USD	500	60,893	17	60,876
3.79%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/20/54	USD	300	34,588	10	34,578
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/23/54	USD	400	44,217	13	44,204
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/07/54	USD	500	66,098	17	66,081
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/20/54	USD	1,000	187,577	34	187,543
3.25%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/22/54	USD	400	80,070	14	80,056
3.31%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/05/54	USD	1,500	287,412	52	287,360
3.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/09/54	USD	800	166,863	28	166,835
3.18%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/11/54	USD	900	190,960	31	190,929
3.20%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/20/54	USD	500	104,853	18	104,835
3.28%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/25/54	USD	950	185,927	32	185,895
3.33%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/07/54	USD	600	113,029	20	113,009
3.55%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/15/54	USD	1,000	153,978	35	153,943
3.67%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/24/54	USD	1,300	173,577	45	173,532
3.68%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/54	USD	800	106,125	28	106,097
3.61%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/07/54	USD	700	101,104	25	101,079
3.73%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/12/54	USD	1,100	136,930	39	136,891
3.77%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/17/54	USD	2,000	237,654	70	237,584
3.86%	Annual	1-day SOFR, 3.66%	Annual	N/A	02/07/55	USD	500	52,333	18	52,315

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.82%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/10/55	USD	1,300	$143,833	$45	$143,788
3.84%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/11/55	USD	500	53,675	18	53,657
3.76%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/24/55	USD	400	48,151	14	48,137
3.80%	Annual	1-day SOFR, 3.66%	Annual	N/A	03/24/55	USD	500	57,055	17	57,038
3.87%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/29/55	USD	600	61,913	21	61,892
3.83%	Annual	1-day SOFR, 3.66%	Annual	N/A	09/18/55	USD	1,316	143,668	46	143,622
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/02/55	USD	900	83,905	31	83,874
3.88%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/17/55	USD	1,186	119,734	42	119,692
3.85%	Annual	1-day SOFR, 3.66%	Annual	N/A	10/29/55	USD	1,501	159,239	53	159,186
3.92%	Annual	1-day SOFR, 3.66%	Annual	N/A	11/03/55	USD	909	85,889	33	85,856
3.93%	Annual	1-day SOFR, 3.66%	Annual	N/A	12/01/55	USD	4,321	401,373	152	401,221
4.10%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/06/56	USD	2,000	130,668	71	130,597
4.13%	Annual	1-day SOFR, 3.66%	Annual	N/A	04/14/56	USD	2,000	119,184	71	119,113
4.22%	Annual	1-day SOFR, 3.66%	Annual	N/A	05/07/56	USD	1,194	54,363	43	54,320
4.26%	Annual	1-day SOFR, 3.66%	Annual	N/A	06/08/56	USD	300	11,779	10	11,769
4.40%	Annual	1-day SOFR, 3.66%	Annual	N/A	07/27/56	USD	2,800	41,441	100	41,341
4.45%	Annual	1-day SOFR, 3.66%	Annual	N/A	08/03/56	USD	600	4,456	22	4,434
								$73,052,016	$378,031	$72,673,985
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® Interest Rate Hedged Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$500,881,094	$—	$—	$500,881,094
Short-Term Securities
Money Market Funds	265,916,914	—	—	265,916,914
	$766,798,008	$—	$—	$766,798,008
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$72,673,985	$—	$72,673,985

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate